Consolidated Statements of Stockholder's Deficit - USD ($)	Total	GS Acquisition Holdings Corp II [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] GS Acquisition Holdings Corp II [Member]	Receivable from Employees for purchase of Common Stock	Accumulated Deficit	Accumulated Deficit GS Acquisition Holdings Corp II [Member]	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]	Common Class A [Member]	Common Class A [Member] GS Acquisition Holdings Corp II [Member]	Common Class B [Member]	Common Class B [Member] GS Acquisition Holdings Corp II [Member]
Beginning balance (in shares) at May. 30, 2018											0		20,125,000
Beginning Balance at May. 30, 2018		$ 5,000		$ 2,988			$ 0				$ 0		$ 2,012
Sale of common shares to GS Sponsor II LLC at $0.0002 per share (in shares)											0		20,125,000
Sale of common shares to GS Sponsor II LLC at $0.0002 per share		5,000		2,988			0				$ 0		$ 2,012
Net loss		(295)					(295)						$ 0
Ending balance (in shares) at Dec. 31, 2018													20,125,000
Ending Balance at Dec. 31, 2018		4,705		2,988			(295)				0		$ 2,012
Beginning balance (in shares) at Jun. 30, 2018										1,483,795		5,353,970
Beginning Balance at Jun. 30, 2018	$ (448,800,000)		$ 7,300,000		$ (200,000)	$ (488,600,000)		$ 30,000,000.0	$ 2,600,000			$ 100,000
Contribution from noncontrolling interests	100,000								100,000
Distribution to noncontrolling interests	(100,000)								(100,000)
Share-based compensation expense	100,000		100,000
Receivable from Employees	(400,000)		1,900,000		(2,300,000)
Other comprehensive loss	(16,600,000)							(16,600,000)	0
Net loss	(122,000,000.0)					(122,000,000.0)
Net loss	(122,000,000.0)
Ending balance (in shares) at Jun. 30, 2019										1,483,795		5,353,970
Ending Balance at Jun. 30, 2019	(587,700,000)		9,300,000		(2,500,000)	(610,600,000)		13,400,000	2,600,000			$ 100,000
Beginning balance (in shares) at Dec. 31, 2018													20,125,000
Beginning Balance at Dec. 31, 2018		4,705		2,988			(295)				0		$ 2,012
Net loss		(341)		0			(341)				$ 0		$ 0
Net loss		(341)
Ending balance (in shares) at Dec. 31, 2019											0		20,125,000
Ending Balance at Dec. 31, 2019		4,364		2,988			(636)				$ 0		$ 2,012
Beginning balance (in shares) at Jun. 30, 2019										1,483,795		5,353,970
Beginning Balance at Jun. 30, 2019	(587,700,000)		9,300,000		(2,500,000)	(610,600,000)		13,400,000	2,600,000			$ 100,000
Distribution to noncontrolling interests	(400,000)								(400,000)
Share-based compensation expense	200,000		200,000
Receivable from Employees	(200,000)				(200,000)
Other comprehensive loss	(9,300,000)							(9,300,000)
Net loss	(119,100,000)					(119,100,000)
Net loss	(119,100,000)
Ending balance (in shares) at Jun. 30, 2020										1,483,795	0	5,353,970	20,125,000
Ending Balance at Jun. 30, 2020	(716,500,000)	(42,035)	9,500,000	2,988	(2,700,000)	(729,700,000)	(47,035)	4,100,000	2,200,000		$ 0	$ 100,000	$ 2,012
Beginning balance (in shares) at Dec. 31, 2019											0		20,125,000
Beginning Balance at Dec. 31, 2019		4,364		2,988			(636)				$ 0		$ 2,012
Net loss		0		0			0				$ 0		$ 0
Ending balance (in shares) at Mar. 31, 2020											0		20,125,000
Ending Balance at Mar. 31, 2020		4,364		2,988			(636)				$ 0		$ 2,012
Beginning balance (in shares) at Dec. 31, 2019											0		20,125,000
Beginning Balance at Dec. 31, 2019		4,364		2,988			(636)				$ 0		$ 2,012
Net loss		(46,399)
Ending balance (in shares) at Jun. 30, 2020										1,483,795	0	5,353,970	20,125,000
Ending Balance at Jun. 30, 2020	(716,500,000)	(42,035)	9,500,000	2,988	(2,700,000)	(729,700,000)	(47,035)	4,100,000	2,200,000		$ 0	$ 100,000	$ 2,012
Beginning balance (in shares) at Dec. 31, 2019											0		20,125,000
Beginning Balance at Dec. 31, 2019		4,364		2,988			(636)				$ 0		$ 2,012
Excess of cash received over fair value of private placement warrants		8,049,674		8,049,674			0				$ 0		$ 0
Forfeiture of Founder Shares pursuant to partial exercise of underwriters'over-allotment option (in shares)											0		(1,375,000)
Forfeiture of Founder Shares pursuant to partial exercise of underwriters'over-allotment option		0		138			0				$ 0		$ (138)
Accretion for Class A common stock to redemption amount		(60,750,262)		(8,052,800)			(52,697,462)				60,750,262		0
Net loss		(45,255,407)		0			(45,255,407)				$ 0		$ 0
Net loss		(45,255,407)
Ending balance (in shares) at Dec. 31, 2020											0		18,750,000
Ending Balance at Dec. 31, 2020		(97,951,631)		0			(97,953,505)				$ 0		$ 1,874
Beginning balance (in shares) at Mar. 31, 2020											0		20,125,000
Beginning Balance at Mar. 31, 2020		4,364		2,988			(636)				$ 0		$ 2,012
Net loss		(46,399)		0			(46,399)				$ 0		$ 0
Ending balance (in shares) at Jun. 30, 2020										1,483,795	0	5,353,970	20,125,000
Ending Balance at Jun. 30, 2020	(716,500,000)	(42,035)	9,500,000	2,988	(2,700,000)	(729,700,000)	(47,035)	4,100,000	2,200,000		$ 0	$ 100,000	$ 2,012
Receivable from Employees	300,000				300,000
Other comprehensive loss	35,100,000							35,100,000
Net loss	(158,300,000)
Net loss	(158,400,000)					(158,300,000)			(100,000)
Ending balance (in shares) at Jun. 30, 2021										1,483,795	0	5,353,970	18,750,000
Ending Balance at Jun. 30, 2021	(839,500,000)	(96,937,948)	9,500,000	0	(2,400,000)	(888,000,000.0)	(96,939,822)	39,200,000	2,100,000		$ 0	$ 100,000	$ 1,874
Beginning balance (in shares) at Dec. 31, 2020											0		18,750,000
Beginning Balance at Dec. 31, 2020		(97,951,631)		0			(97,953,505)				$ 0		$ 1,874
Net loss		9,682,349		0			9,682,349				$ 0
Ending balance (in shares) at Mar. 31, 2021											0		18,750,000
Ending Balance at Mar. 31, 2021		(88,269,282)		0			(88,271,156)				$ 0		$ 1,874
Beginning balance (in shares) at Dec. 31, 2020											0		18,750,000
Beginning Balance at Dec. 31, 2020		(97,951,631)		0			(97,953,505)				$ 0		$ 1,874
Net loss		1,013,683
Ending balance (in shares) at Jun. 30, 2021										1,483,795	0	5,353,970	18,750,000
Ending Balance at Jun. 30, 2021	(839,500,000)	(96,937,948)	9,500,000	0	(2,400,000)	(888,000,000.0)	(96,939,822)	39,200,000	2,100,000		$ 0	$ 100,000	$ 1,874
Beginning balance (in shares) at Mar. 31, 2021											0		18,750,000
Beginning Balance at Mar. 31, 2021		(88,269,282)		0			(88,271,156)				$ 0		$ 1,874
Net loss		(8,668,666)		0			(8,668,666)				$ 0
Ending balance (in shares) at Jun. 30, 2021										1,483,795	0	5,353,970	18,750,000
Ending Balance at Jun. 30, 2021	$ (839,500,000)	$ (96,937,948)	$ 9,500,000	$ 0	$ (2,400,000)	$ (888,000,000.0)	$ (96,939,822)	$ 39,200,000	$ 2,100,000		$ 0	$ 100,000	$ 1,874